Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	429,980	230,600
Units granted (in shares)	445,120	303,240
Units vested (in shares)	(123)	(609)
Units forfeited (in shares)	(31,767)	(103,251)
Units settled (in shares)	(238,030)	0
Units outstanding - ending (in shares)	605,180	429,980
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	393,430	254,150
Units granted (in shares)	345,790	242,860
Units vested (in shares)	(106,591)	(14,079)
Units forfeited (in shares)	(31,849)	(89,501)
Units settled (in shares)	(158,310)	0
Units outstanding - ending (in shares)	442,470	393,430